Income taxes (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 MXN ($)
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Deferred income taxes not recognized on undistributed earnings of subsidiaries	₨ 18,471	₨ 19,543
Exchange Differences on Foreign Currency translations Recognised In Income Statement On Deferred Tax	154	(105)
Unused tax losses for which no deferred tax asset recognised	₨ 4,590	₨ 4,742
Adjusted Effective Tax Rate		26.50%
Enacted tax rate	1.00%
Associated Tax Impact [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Unrecognized tax benefits that would impact effective tax rate	₨ 918		$ 241
Profit Tax Impact [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,726
Unrecognized tax benefits that would impact effective tax rate	₨ 95		$ 25